GOLD STREAM OBLIGATION (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Designated financial liabilities at fair value through profit or loss [abstract]
Balance		$ 246.5	$ 147.6
Settlements during the period	[1]	(2.4)
Fair value adjustments related to changes in the Company’s own credit risk	[2]	7.6	67.8
Other fair value adjustments	[3]	21.8	31.1
Balance		273.5	246.5
Less: current portion of gold stream obligation				$ 24.5	$ 0.0
Non-current portion of gold stream obligation		$ 246.5	$ 147.6	$ 273.5	$ 246.5

[1]	Of the total $2.4 million in settlements, $1.3 million is unpaid and included in accruals as at December 31, 2017.
[2]	Fair value adjustments related to changes in the Company’s own credit risk are included in other comprehensive income.
[3]	Other fair value adjustments are included in the consolidated income statements.